Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - Impairment losses [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (318)	$ (338)	$ (429)
Impairment losses	(59)	(43)	(57)
Derecognition	54	71	72
Currency translation and other	5	(8)	76
Ending balance	(318)	(318)	(338)
Available for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(7)	(9)	(11)
Currency translation and other		2	2
Ending balance	(7)	(7)	(9)
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(202)	(230)	(260)
Impairment losses	(55)	(43)	(41)
Derecognition	53	69	20
Currency translation and other	10	2	51
Ending balance	(194)	(202)	(230)
Loans to customers [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance			(30)
Derecognition			30
Other receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	(109)	(99)	(128)
Impairment losses	(4)		(16)
Derecognition	1	2	22
Currency translation and other	(5)	(12)	23
Ending balance	$ (117)	$ (109)	$ (99)